Note Transfers of financial assets and servicing rights (Transfers of financial assets and servicing rights - Additional Information) (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Feb. 27, 2015
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Weighted average mortgage servicing fees			28.00%	26.00%
Mortgage loans related to buy-back option program			$ 22,453,813	$ 19,498,286
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Liabilities Incurred			$ 0	0
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transfer or Servicing Assets Or Liabilities Description Of Objectives Methodology And Limitations			The sensitivity analyses presented in the tables above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Servicing Asset At Fair Value Additions	[1]		$ 76,060	12,368
Payments To Acquire Advance Payments By Borrowers For Taxes And Insurance			61,304	0	$ 0
Doral Private MSRs
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced		$ 873,000
Servicing Asset At Fair Value Additions		4,400
Payments To Acquire Advance Payments By Borrowers For Taxes And Insurance		$ 46,600
FDIC Assisted Partial Acquisition Of Doral Bank
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Business Acquisition, Cost Of Servicing Asset Purchase Price						$ 56,200
Mortgage Banking Activities
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage Servicing Fees Excluding Fair Value			59,461	41,761	$ 45,465
Loans with Recourse
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced			1,900,000	2,100,000
Buy back option program
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Mortgage loans related to buy-back option program			140,000	81,000
Repurchased Loans			80,000	145,000
Residential Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale			32,600	32,800
Whole loan
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing rights on whole loan sales, principal balance			69,000	86,000
Whole loans sales, net gains			2,700	3,200
Serviced Mortgage Loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced			20,600,000	15,600,000
Serviced Mortgage Loans | Loans with Recourse
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Repurchased Loans			$ 59,000	$ 89,000
Banco Popular De Puerto Rico [Member] | FDIC Assisted Partial Acquisition Of Doral Bank
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced							$ 5,000,000

[1]	Includes $54.9 million from the acquisition of mortgage servicing rights from the FDIC as a receiver for Doral Bank during the second quarter of 2015.